Notes to the Consolidated Statement of Cash Flows - Summary of Notes to Statement of Consolidated Cash Flows (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
(Loss)/profit before income tax	¥ (17,513)	¥ (16,488)	¥ 4,299
Adjustments for:
Depreciation of property, plant and equipment	9,490	9,067	9,078
Depreciation of right-of-use assets	12,389	12,367	12,298
Depreciation of investment properties	10	12	25
Amortization of intangible assets	210	239	143
Amortization of other non-current assets	619	570	536
Gain on disposal of property, plant and equipment and right-of-use assets	(719)	(17)	(22)
Gain on disposal of an investment in subsidiaries, associates and joint ventures	(142)		(64)
Dividend income from equity investments at fair value through other comprehensive income	(3)	(12)	(19)
Dividend income from a financial asset at fair value through profit or loss	(5)	(6)	(3)
Share of results of associates	97	82	(265)
Share of results of joint ventures	44	13	(17)
Net foreign exchange (gains)/loss	(1,506)	(2,746)	890
Financial asset at fair value through profit or loss	11	26	(25)
COVID-19-related rent concessions from lessors	0	(3)
Impairment charges	22	184	4
Impairment losses on financial assets, net	28	32	16
Interest expense	5,812	5,214	5,169
Operating profit before working capital changes	8,844	8,534	32,043
Changes in working capital
Flight equipment spare parts	240	200	(457)
Trade receivables	159	593	(275)
Prepayments and other receivables	(916)	2,893	(2,336)
Contract liabilities	(805)	(6,686)	1,281
Restricted bank deposits	0	(6)	9
Trade and bills payables	(766)	(657)	(163)
Other payables and accruals	(1,686)	(983)	1,459
Other long-term liabilities	489	(2,174)	(1,916)
Post-retirement benefit obligations	(11)	(46)	(125)
Provision for lease return costs for aircraft and engines	280	(188)	617
Cash generated from operations	¥ 5,828	¥ 1,480	¥ 30,137